Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 28, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 24, 2021
Effective Date	dei_DocumentEffectiveDate	May 24, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A